Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of Related Party Costs and Expenses

	Year Ended December 31,
(U.S. Dollars in thousands)	2020	2019	2018
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	4,883	15,910	—
Other income:
Guarantee income from KNOT (2)	—	—	749
Operating expenses:
Vessel operating expenses (3)	14,693	14,489	13,719
Technical and operational management fee from KNOT to Vessels (4)	7,342	6,954	6,491
Operating expenses from other related parties (5)	515	487	—
General and administrative expenses:
Administration fee from KNOT Management (6)	1,131	1,280	1,434
Administration fee from KOAS (6)	654	663	583
Administration fee from KOAS UK (6)	118	116	123
Administration and management fee from KNOT (7)	49	170	161
Total income (expenses)	$(19,621)	$(8,249)	$(21,761)

	At December 31,	At December 31,	At December 31,
(U.S. Dollars in thousands)	2020	2019	2018
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (8)	$47	$—	$187
Drydocking supervision fee from KOAS (8)	—	—	24
Total	$47	$—	$211
(1)	Time charter income from KNOT: On December 17, 2018, the Partnership's subsidiary that owns the Windsor Knutsen and Royal Dutch Shell ("Shell") agreed to suspend the vessel's time charter contract. The suspension period commenced March 4, 2019 and ended April 5, 2020, when the vessel was redelivered to Shell. During the suspension period, the Windsor Knutsen operated under a time charter contract with Knutsen Shuttle Tankers Pool AS on the same terms as the time charter contract with Shell.
(2)	Guarantee income from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and Windsor Knutsen for a period of five years from the closing date of the IPO (until April 15, 2018). In October 2015, the Windsor Knutsen commenced on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate was paid by KNOT until April 15, 2018. The reimbursement from KNOT for the difference in the charter hire is accounted for as guarantee income. See Note 18(b)—Related Party Transactions—Guarantees and Indemnifications.
(3)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services. The crew hire has in previous years been disclosed qualitatively, but the Partnership has concluded this year to disclose quantitatively to make it more transparent.
(4)	Technical and operational management fee from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(5)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by Trygve Seglem and by other shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to East European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per East European crew onboard the vessel. AS Marin Elektro, a company that delivers electrical installations on ships, offshore installations and thermophotography, was (at the time when services for the Partnership were performed) owned by Level Group AS, where Trygve Seglem, his family and members of the TSSI management have significant influence. AS Marin Elektro provided drydocking, service and thermophoto/IR inspections for the Partnership for $39,993. Level Power & Automation AS, also owned by Level Group AS, provided equipment and spare parts to the Partnership’s vessels for $47,399.
(6)	Administration fee from KNOT Management and Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. ("KOAS UK"): Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.
(7)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(8)	Drydocking supervision fee from KNOT and KOAS: KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

Schedule of amounts due from and due to related parties

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2020	2019
Balance Sheet:
Trading balances due from KOAS	$170	$687
Trading balances due from KNOT and affiliates (1)	5,556	2,000
Amount due from related parties	$5,726	$2,687
Trading balances due to KOAS	$1,596	$840
Trading balances due to KNOT and affiliates	544	372
Amount due to related parties	$2,140	$1,212

Schedule of Trade accounts payable and other current assets

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2020	2019
Balance Sheet:
Trading balances due to KOAS	$1,304	$216
Trading balances due to KNOT and affiliates	902	685
Trade accounts payables to related parties	$2,206	$901

Schedule of other current asset balances from related parties

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2020	2019
Balance Sheet:
Trading balances due from KOAS	1,697	105
Trading balances due from KNOT and affiliates	450	—
Other current assets from related parties	$2,147	$105